Acquisition and Deconsolidations of Subsidiaries - Schedule of Carrying Amounts of the Net Identifiable Assets of the Date of Acquisition (Details)	Jun. 30, 2025 USD ($)
CAE [Member]
Schedule of Carrying Amounts of the Net Identifiable Assets of the Date of Acquisition [Line Items]
Cash and cash equivalents	$ 1,469,832
Accounts receivable, net	15,094
Prepayments, deposits and other assets – current	146,410
Other current liabilities	(745,579)
Other non-current liabilities	(947)
Deferred tax liabilities	(199,727)
Goodwill	1,384,197
Total consideration	3,244,145
License	909,573
Client lists	166,755
Collaboration agreement	98,537
Shell Infotech [Member]
Schedule of Carrying Amounts of the Net Identifiable Assets of the Date of Acquisition [Line Items]
Cash and cash equivalents	126,410
Accounts receivable, net	574,287
Prepayments, deposits and other assets – current	32,432
Property and equipment, net	39,964
Intangible assets: Customer relationships	569,695
Other current liabilities	(453,961)
Other non-current liabilities	(1,255)
Deferred tax liabilities	(96,848)
Goodwill	126,707
Total consideration	$ 917,431